Related parties (Details 3) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Entity Information [Line Items]
Short-term employee benefits	₩ 177,950	₩ 245,000	₩ 453,226	₩ 402,519
Retirement benefit	18,422	23,951	48,434	30,292
Total	₩ 196,372	₩ 268,951	₩ 501,660	₩ 432,811